Digital Assets Payable (Details) - Schedule of Digital Assets Payable - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Digital assets payables to:
Related parties (note 28)	$ 22,854,211	$ 6,200,109
Third party payables	9,796,120
Cryptocurrency exchange	1,533,167
Total	$ 34,183,498	$ 6,200,109